Notes payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Others	$ 24,208		$ 25,070
Notes Payable	1,777,721		1,856,372
Fixed Rate 063 To 495 Percent Advances Due 2013 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances Long Term	577,490		642,568
Fixed Rate 525 To 786 Percent Term Notes Due 2013 To 2016 [Member]
Debt Instrument [Line Items]
Notes Payable	236,620		278,309
Floating Rate 300 Percent Term Notes Due 2013 To 2014 [Member]
Debt Instrument [Line Items]
Notes Payable	133		588
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	$ 499,470	[1]	$ 470,037	[1]

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.